BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
BUSINESS ACQUISITIONS
Schedule of pro forma information

	Years ended December 31,
	2017	2018

Pro forma net revenue	154,124	165,309
Pro forma net income attributable to RYB Education, Inc.	9,442	380
Pro forma net income per ordinary share-basic	0.38	0.01
Pro forma net income per ordinary share- diluted	0.36	0.01

BJ Hengda
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

		Depreciation or
		amortization period
Cash and cash equivalents	310
Other current assets	50
Property, plant and equipment, net	535	5 - 10 years
Intangible asset:
Student base	104	4 years
Other current liabilities	(361)
Deferred tax liabilities	(26)
Goodwill	333

Total	945

Shandong Buladun
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	134
Other current assets	21
Property, plant and equipment, net	1,819	5 - 8 years
Intangible asset:
Student base	942	4 years
Other current liabilities	(3,927)
Deferred tax liabilities	(236)
Non-controlling interest	(915)
Goodwill	6,737

Total	4,575

Shanghai Peidi and Shanghai Jingdepu
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

		Depreciation or
		amortization period
Other current assets	1,477
Property, plant and equipment, net	32	4 - 8 years
Deferred tax assets	123
Intangible assets:
Student base	865	4 years
Trademark	305	5 years
Other current liabilities	(1,144)
Deferred tax liabilities	(302)
Non-controlling interest	(1,431)
Goodwill	4,272

Total	4,197

Digital Knowledge World Co., Ltd.
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	4,773
Other current assets	4,013
Property, plant and equipment, net	1,322	5 years
Intangible assets:
Student base	1,721	4 years
Trademark	1,062	5 years
Other current liabilities	(7,235)
Deferred tax liabilities	(696)
Non-controlling interest	(1,523)
Goodwill	13,693
Total	17,130